Operating segments (Details) - BRL (R$) R$ in Thousands	4 Months Ended	8 Months Ended	12 Months Ended
	May 06, 2021	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	May 07, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Interest income			R$ 4,549,827	R$ 2,802,658	R$ 1,435,428
Interest expenses			(2,887,573)	(1,972,850)	(543,242)
Income from securities and derivatives			1,545,835	1,505,621	697,283
Net interest income and income from securities and derivatives			3,208,088	2,335,429	1,589,469
Net revenues from services and commissions			1,304,382	968,039	542,569
Expenses from services and commissions			(135,582)	(129,233)	(100,297)
Other revenues			375,688	388,462	190,082
Revenues			4,752,576	3,562,697	2,221,823
Impairment losses on financial assets			(1,541,584)	(1,083,237)	(595,581)
Administrative expenses			1,461,348	1,494,484	1,164,203
Personal expense			(790,739)	(733,605)	(443,328)
Tax expense other than income tax expense			(326,584)	(248,588)	(146,757)
Depreciation and amortization			(160,440)	(163,972)	(94,251)
Income from equity interests in associates			(32,040)	(17,384)	(8,764)
Profit / (loss) before income tax			439,841	(178,573)	(231,061)
Tax expense (income)			87,581	(164,494)	(175,993)
Profit / (loss) for the year	R$ (40,437)	R$ (14,629)	352,260	(14,079)	(55,068)
Total assets			60,351,799	46,343,100
Total liabilities			52,755,107	39,253,996
Total shareholders equity	R$ 3,127,985	8,449,784	7,596,691	7,089,104	8,449,784	R$ 3,127,985	R$ 3,324,215
Total of reportable segments
Disclosure of operating segments [line items]
Interest income			4,557,952	2,722,889	1,399,144
Interest expenses			(2,899,428)	(1,920,439)	(551,911)
Income from securities and derivatives			1,553,729	1,579,424	728,844
Net interest income and income from securities and derivatives			3,212,253	2,381,874	1,576,077
Net revenues from services and commissions			1,296,934	960,642	540,594
Expenses from services and commissions			(135,558)	(123,878)	(100,297)
Other revenues			550,457	632,005	382,756
Revenues			4,924,086	3,850,643	2,399,130
Impairment losses on financial assets			(1,540,310)	(1,082,683)	(595,610)
Revenues net of impairment losses on financial assets			(3,383,776)	(2,767,960)	(1,803,520)
Administrative expenses			1,443,314	1,479,305	1,095,940
Personal expense			(768,867)	(728,012)	(440,818)
Tax expense other than income tax expense			(312,806)	(248,588)	(146,757)
Depreciation and amortization			(160,239)	(163,851)	(105,658)
Income from equity interests in associates			(32,040)	(17,384)	(8,764)
Profit / (loss) before income tax			666,510	130,820	5,583
Tax expense (income)			86,907	(144,417)	(177,720)
Profit / (loss) for the year			579,603	275,237	183,303
Total assets		37,346,205	61,221,761	47,577,490	37,346,205
Total liabilities		28,685,694	53,066,332	40,010,278	28,685,694
Total shareholders equity		8,660,511	8,155,429	7,567,212	8,660,511
Banking segment
Disclosure of operating segments [line items]
Interest income			4,500,962	2,717,951	1,398,269
Interest expenses			(2,868,962)	(1,903,112)	(543,899)
Income from securities and derivatives			1,465,883	1,535,706	710,190
Net interest income and income from securities and derivatives			3,097,883	2,350,545	1,564,560
Net revenues from services and commissions			919,740	499,708	248,446
Expenses from services and commissions			(135,301)	(123,873)	(100,297)
Other revenues			456,704	501,181	349,657
Revenues			4,339,026	3,227,561	2,062,366
Impairment losses on financial assets			(1,534,297)	(1,083,538)	(595,610)
Revenues net of impairment losses on financial assets			(2,804,729)	(2,144,023)	(1,466,756)
Administrative expenses			1,266,642	1,366,394	1,076,718
Personal expense			(641,813)	(685,072)	(414,082)
Tax expense other than income tax expense			(249,029)	(206,239)	(120,441)
Depreciation and amortization			(145,077)	(155,840)	(102,052)
Income from equity interests in associates			(32,040)	(17,384)	(8,764)
Profit / (loss) before income tax			470,128	(286,906)	(255,301)
Tax expense (income)			6,950	(249,311)	(229,352)
Profit / (loss) for the year			463,178	(37,595)	(25,949)
Total assets		36,609,676	60,102,556	46,473,673	36,609,676
Total liabilities		28,204,305	52,501,608	39,353,463	28,204,305
Total shareholders equity		8,405,371	7,600,948	7,120,210	8,405,371
Investments
Disclosure of operating segments [line items]
Interest income			17,915	4,901	875
Interest expenses			(30,466)	(17,228)	(8,012)
Income from securities and derivatives			51,302	25,075	12,856
Net interest income and income from securities and derivatives			38,751	12,748	5,719
Net revenues from services and commissions			100,379	87,078	59,950
Expenses from services and commissions			(253)	(1)	0
Other revenues			18,444	25,349	30,184
Revenues			157,321	125,174	95,853
Impairment losses on financial assets			0	855	0
Revenues net of impairment losses on financial assets			(157,321)	(126,029)	(95,853)
Administrative expenses			69,331	39,513	26,951
Personal expense			(70,498)	(15,575)	(10,317)
Tax expense other than income tax expense			(12,917)	(8,719)	(6,753)
Depreciation and amortization			(5,022)	(2,780)	(631)
Income from equity interests in associates			0	0	0
Profit / (loss) before income tax			(447)	59,442	51,201
Tax expense (income)			(3,046)	17,052	14,871
Profit / (loss) for the year			2,599	42,390	36,330
Total assets		379,389	570,182	464,654	379,389
Total liabilities		320,743	326,926	380,246	320,743
Total shareholders equity		58,646	243,256	84,408	58,646
Insurance brokerage segment
Disclosure of operating segments [line items]
Interest income			0	26	0
Interest expenses			0	(99)	0
Income from securities and derivatives			2,083	1,330	5,427
Net interest income and income from securities and derivatives			2,083	1,257	5,427
Net revenues from services and commissions			121,278	81,903	51,670
Expenses from services and commissions			0	0	0
Other revenues			49,798	47,393	53
Revenues			173,159	130,553	57,150
Impairment losses on financial assets			0	0	0
Revenues net of impairment losses on financial assets			(173,159)	(130,553)	(57,150)
Administrative expenses			47,679	11,476	(20,161)
Personal expense			(18,945)	(8,278)	(6,615)
Tax expense other than income tax expense			(15,723)	(13,548)	(5,193)
Depreciation and amortization			(1,045)	(616)	(338)
Income from equity interests in associates			0	0	0
Profit / (loss) before income tax			89,767	96,635	65,165
Tax expense (income)			30,380	31,473	10,791
Profit / (loss) for the year			59,387	65,162	54,374
Total assets		124,670	211,213	148,411	124,670
Total liabilities		69,890	96,198	93,001	69,890
Total shareholders equity		54,780	115,015	55,410	54,780
Inter Shop
Disclosure of operating segments [line items]
Interest income			39,075	11	0
Interest expenses			0	0	0
Income from securities and derivatives			34,461	17,313	371
Net interest income and income from securities and derivatives			73,536	17,324	371
Net revenues from services and commissions			155,537	291,953	180,528
Expenses from services and commissions			(4)	(4)	0
Other revenues			25,511	58,082	2,862
Revenues			254,580	367,355	183,761
Impairment losses on financial assets			(6,013)	0	0
Revenues net of impairment losses on financial assets			(248,567)	(367,355)	(183,761)
Administrative expenses			59,662	61,922	12,432
Personal expense			(37,611)	(19,087)	(9,804)
Tax expense other than income tax expense			(35,137)	(20,082)	(14,370)
Depreciation and amortization			(9,095)	(4,615)	(2,637)
Income from equity interests in associates			0	0	0
Profit / (loss) before income tax			107,062	261,649	144,518
Tax expense (income)			52,623	56,369	25,970
Profit / (loss) for the year			54,439	205,280	118,548
Total assets		232,470	337,810	490,752	232,470
Total liabilities		90,756	141,600	183,568	90,756
Total shareholders equity		141,714	196,210	307,184	141,714
Consolidated
Disclosure of operating segments [line items]
Interest income			4,549,827	2,802,658	1,435,428
Interest expenses			(2,887,573)	(1,972,850)	(543,242)
Income from securities and derivatives			1,545,834	1,505,621	697,283
Net interest income and income from securities and derivatives			3,208,088	2,335,429	1,589,469
Net revenues from services and commissions			1,304,382	968,039	542,569
Expenses from services and commissions			(135,582)	(129,233)	(100,297)
Other revenues			375,688	388,462	190,082
Revenues			4,752,576	3,562,697	2,221,823
Impairment losses on financial assets			(1,541,584)	(1,083,237)	(595,581)
Revenues net of impairment losses on financial assets			3,210,992	(2,479,460)	(1,626,242)
Administrative expenses			1,461,348	1,494,484	1,164,203
Personal expense			(790,739)	(733,605)	(443,328)
Tax expense other than income tax expense			(326,584)	(248,588)	(146,757)
Depreciation and amortization			(160,440)	(163,972)	(94,251)
Income from equity interests in associates			(32,040)	(17,384)	(8,764)
Profit / (loss) before income tax			439,841	(178,573)	(231,061)
Tax expense (income)			87,581	(164,494)	(175,993)
Profit / (loss) for the year			352,260	(14,079)	(55,068)
Total assets		36,626,338	60,351,797	46,343,100	36,626,338
Total liabilities		28,176,554	52,755,106	39,253,996	28,176,554
Total shareholders equity		8,449,784	7,596,691	7,089,104	8,449,784
Others
Disclosure of operating segments [line items]
Interest income			7,093	96,533	43,447
Interest expenses			(13,649)	(71,042)	0
Income from securities and derivatives			2,391	68,987	23,059
Net interest income and income from securities and derivatives			(4,165)	94,478	66,506
Net revenues from services and commissions			7,448	8,969	1,975
Expenses from services and commissions			(24)	(6,927)	0
Other revenues			5,241	12,078	20
Revenues			8,500	108,598	68,501
Impairment losses on financial assets			(1,274)	(554)	29
Revenues net of impairment losses on financial assets			(7,226)	(108,044)	(68,530)
Administrative expenses			18,034	15,179	14,008
Personal expense			(21,872)	(5,593)	(2,510)
Tax expense other than income tax expense			(13,778)	0	0
Depreciation and amortization			(201)	(121)	(60)
Income from equity interests in associates			0	0	0
Profit / (loss) before income tax			(46,659)	87,151	51,952
Tax expense (income)			674	(20,077)	1,727
Profit / (loss) for the year			(47,333)	107,228	50,225
Total assets		6,231,057	96,447	22,199,379	6,231,057
Total liabilities		16,837	(19,167)	159,782	16,837
Total shareholders equity		6,214,220	115,614	22,039,597	6,214,220
Eliminations
Disclosure of operating segments [line items]
Interest income			(15,218)	(16,764)	(7,163)
Interest expenses			25,504	18,631	8,669
Income from securities and derivatives			(10,286)	(142,790)	(54,620)
Net interest income and income from securities and derivatives			0	(140,923)	(53,114)
Net revenues from services and commissions			0	(1,572)	0
Expenses from services and commissions			0	1,572	0
Other revenues			(180,010)	(255,621)	(192,694)
Revenues			(180,010)	(396,544)	(245,808)
Impairment losses on financial assets				0	0
Revenues net of impairment losses on financial assets			180,010	396,544	245,808
Administrative expenses			0	0	(54,255)
Personal expense			0	0	0
Tax expense other than income tax expense			0	0	0
Depreciation and amortization			0	0	11,467
Income from equity interests in associates			0	0	0
Profit / (loss) before income tax			(180,010)	(396,544)	(288,596)
Tax expense (income)			0	0	0
Profit / (loss) for the year			(180,010)	(396,544)	(288,596)
Total assets		(6,950,924)	(966,411)	(23,433,769)	(6,950,924)
Total liabilities		(525,977)	(292,059)	(916,064)	(525,977)
Total shareholders equity		R$ (6,424,947)	R$ (674,352)	R$ (22,517,705)	R$ (6,424,947)